ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of Group's principal subsidiaries and VIE subsidiaries

The Company’s principal subsidiaries and VIE are as follows as of December 31, 2024:

	Date of	Place of	Legal
Name of Entities	Registration	Registration	Ownership
Principal subsidiaries:
GameNow.net (Hong Kong) Ltd. (“GameNow Hong Kong”)	January‑2000	Hong Kong	100%
China The9 Interactive Limited (“C9I”)	October‑2003	Hong Kong	100%
China The9 Interactive (Beijing) Ltd. (“C9I Beijing”)	March‑2007	PRC	100%
JiuTuo (Shanghai) Information Technology Ltd. (“Jiu Tuo”)	July-2007	PRC	100%
China Crown Technology Ltd. (“China Crown Technology”)	November‑2007	Hong Kong	100%
Asian Way Development Ltd. (“Asian Way”)	November‑2007	Hong Kong	100%
Shanghai Jiu Gang Electronic Technology Ltd. (“Jiu Gang”)	December‑2014	PRC	100%
Terry First Limited (“Terry First”)	June-2021	UK	100%
Lucky Pure Limited (“Lucky Pure”)	September-2021	Cayman Islands	100%
Gamewinhub Limited(“Gamewinhub”)	July-2023	Hong Kong	100%
Vast Ocean International Limited(“Vast Ocean”)	April-2021	Hong Kong	100%
The9 Singapore Pte. Ltd. (“The9 Singapore”)	April‑2010	Singapore	100%
1111 Limited (“1111”)	January -2018	Hong Kong	100%
Supreme Exchange Limited (“Supreme”)	December‑2018	Malta	90%
BET 111 Ltd. (“Bet 111”)	January -2019	Malta	90%
Coin Exchange Ltd (“Coin”)	January -2019	Malta	90%
The9 EV Limited (“The9 EV”)	May-2019	Hong Kong	100%
NBTC Limited (“NBTC”)	June-2019	Hong Kong	100%
Huiling Computer Technology Consulting (Shanghai) Co. Ltd. (“Huiling”)	March-2019	PRC	100%
Leixian Information Technology (Shanghai) Co., Ltd. (“Leixian”)	March-2019	PRC	100%
Shanghai Yuyou Network Technology Co., Ltd. (“Yuyou”)	December-2016	PRC	100%
Shanghai Yuanyu Network Technology Co., Ltd. (“Yuanyu”)	November‑2023	PRC	100%
Hangzhou Niuxin Technology Co., Ltd. (“Niuxin”)	August-2021	PRC	100%
Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT” or the “VIE”) (Note 5)	September‑2000	PRC	N/A

Subsidiaries of VIE or Shanghai IT:

			Legal
	Date of	Place of	Ownership Held
Name of Entities	Registration	Registration	by Shanghai IT
Shanghai Big data culture media Co., Ltd(“Big data”)	April-2007	PRC	68.0078%
Silver Express Investments Ltd. (“Silver Express”)	November‑2007	Hong Kong	100%
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July‑2011	PRC	80%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“SH Shencai”)	May‑2015	PRC	60%
Shanghai Zhiaojiqi Information Technology Co., Ltd. (“Shanghai Zhiaojiqi”)	November-2015	PRC	100%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“Wuxi Qudong”)	June‑2016	PRC	100%
Shanghai Shuwan Culture Co., Ltd. (“shuwan”)	July-2021	PRC	60%
Shaoxing Jiuyu Network Technology Co., Ltd. (“Jiuyu”)	September‑2024	PRC	51%
Suzhou The9 Information Technology Co., Ltd. (“Suzhou IT”)	October‑2024	PRC	51%
Shenzhen Shuzhi Technology Co., Ltd. (“Shuzhi”)	December‑2024	PRC	51%